16. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of components of the Company’s deferred tax assets
	2019	2018
U.S. operations loss carry forward at statutory rate of 21%	$6,737,300	$6,142,138
Deferred tax assets related to timing differences-accruals	192,897	-
Total	6,930,197	6,142,138
Less Valuation Allowance	(6,930,197)	(6,142,138)
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$(788,059)	$(337,853)

Schedule of effective tax rate reconciliation
Federal Statutory Rate	-21.0%	-21.0%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	21.0%	21.0%
Effective Tax Rate	0.0%	0.0%